Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related parties
Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit

Schedule of significant related party transactions
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Software services provided to:
Bluecap	507	-	-

Schedule of significant related party balances
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Loan from:
Bluecap	2,695	1,834	-

Interest expense on loan from:
Bluecap	438	658	746